Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($)	Sep. 30, 2022	Jun. 30, 2022	Jun. 30, 2021
Prepaid Expenses And Other Current Assets
Prepaid marketing costs	$ 50,625	$ 298,300	$ 1,727,669
Prepaid insurance	240,364	230,404	175,620
Prepaid gaming costs	408,393	575,113	687,866
Accrued income	131,259	110,613	184,707
Other	325,944	328,623	488,482
Prepaid expenses and other current assets	$ 1,156,585	$ 1,543,053	$ 3,264,344